Cover	Oct. 28, 2026
Cover [Abstract]
Entity Registrant Name	Viking Global Technologies, Inc.
Entity Central Index Key	0001309082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-32508
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2660243
Entity Address Address Line 1	12 Greenway Plaza
Entity Address Address Line 2	Suite 1100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77046
City Area Code	281
Local Phone Number	404-4387
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false